Initial Public Offering (Details) - USD ($)	Jan. 18, 2022	Jan. 18, 2022	Dec. 17, 2021	Dec. 17, 2021
Public Warrants [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)			$ 11.5	$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Consummated shares			20,000,000	20,000,000
Gross proceeds (in Dollars)	$ 25,000,000		$ 200,000,000	$ 200,000,000
Sale of an additional shares	2,500,000	2,500,000
Offering price (in Dollars per share)	$ 10	$ 10
IPO [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Redeemable warrant			one-half of one	one-half of one
IPO [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Unit shares			1	1